Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 27, 2023
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
CIK	dei_EntityCentralIndexKey	0001552740
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A